STOCK-BASED COMPENSATION (Parentheticals) (Detail)	Dec. 31, 2015 $ / shares
Restricted stock and RSUs | Award granted in April 1, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price	$ 40.74